Leasehold commitments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leasehold Commitments [Line Items]
Rent expense	$ 2,925	$ 2,468	$ 1,403
Less: Sublease rentals	(559)	(386)	(129)
Operating Leases, Rent Expense, Net	$ 2,366	$ 2,082	$ 1,274